CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 19,489	$ 7,513
Bank deposits	12	10,012
Marketable securities	4,425	20,471
Accounts receivables	3,595	377
Prepaid expenses and other current assets	3,774	2,794
TOTAL CURRENT ASSETS	31,295	41,167
NON-CURRENT ASSETS:
Restricted long-term deposits and cash equivalents	1,291	1,284
Long-term receivables	1,024	0
Property and equipment, net	202	434
Operating lease right-of-use assets	1,426	1,721
Other long-term assets	13	55
Funds in respect of employee rights upon retirement	595	626
TOTAL NON-CURRENT ASSETS	4,551	4,120
TOTAL ASSETS	35,846	45,287
CURRENT LIABILITIES:
Accounts payable	1,265	154
Other accounts payable	3,590	3,921
Current maturities of operating leases	430	447
TOTAL CURRENT LIABILITIES	5,285	4,522
LONG-TERM LIABILITIES:
Operating leases liabilities	878	1,206
Liability for employee rights upon retirement	833	915
TOTAL LONG-TERM LIABILITIES	1,711	2,121
TOTAL LIABILITIES $	6,996	6,643
COMMITMENTS (Note 7)
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.1 par value – authorized: 50,000,000 as of December 31, 2023 and 2024, respectively; issued and outstanding: 27,857,620 as of December 31, 2023 and December 31, 2024, respectively	774	774
Additional paid-in capital	258,959	258,173
Accumulated deficit	(230,883)	(220,303)
TOTAL SHAREHOLDERS' EQUITY	28,850	38,644
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 35,846	$ 45,287